Concentrations (Tables)	6 Months Ended
Jun. 30, 2025
Concentrations [Abstract]
Schedule of Concentrations	The debtors who accounted for 10% or more of the Group’s consolidated accounts receivable was as follows:
	As of June 30,
	2024		2025
Debtors	$	%	$	%
Accounts receivable
Company A	—	—	480	23%